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                               -----------------
                               SEMIANNUAL REPORT
                                 JUNE 30, 1998
                               -----------------

                      [This Page Intentionally Left Blank]

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
COMMON STOCKS--94.8%
             AUTOMOTIVE--2.1%
     3,200   Bandag, Class A.............  $   110,400
     7,900   Exide.......................      132,819
                                           -----------
                                               243,219
                                           -----------
             BANKING--3.6%
     2,900   Bank United, Class A........      138,838
     3,400   Dime Bancorp................      101,788
     6,300   Golden State Bancorp........      187,425
                                           -----------
                                               428,051
                                           -----------
             BEVERAGES, FOOD & TOBACCO--1.9%
     9,200   DiMon.......................      103,500
     6,500   Ralcorp Holdings............      122,688
                                           -----------
                                               226,188
                                           -----------
             BUILDING MATERIALS--3.5%
     6,700   Calmat......................      147,400
    13,400   Dal-Tile International......      131,488
     3,000   Martin Marietta Materials...      135,000
                                           -----------
                                               413,888
                                           -----------
             CHEMICALS--1.5%
    11,300   Calgon Carbon...............      112,294
     2,500   Standard Products...........       70,313
                                           -----------
                                               182,607
                                           -----------
             COMMERCIAL SERVICES--9.7%
    11,100   Acsys.......................      152,625
     3,000   Administaff*................      138,375
     5,000   Advance Paradigm............      183,750
     6,400   A.C. Nielson*...............      161,600
     5,800   ITT Educational Services....      187,050
     5,000   Stewart Enterprises.........      133,125
     3,900   Unova.......................       83,850
     4,800   Wallace Computer Services...      114,000
                                           -----------
                                             1,154,375
                                           -----------
             COMMUNICATIONS--1.0%
     3,000   Geotel Communications*......      122,250
                                           -----------
             COMPUTER SOFTWARE & PROCESSING--13.4%
     3,200   Cambridge Technology
             Partners*...................      174,800
    11,500   Carreker-Antinori...........      120,750
     2,700   CBT Group, ADR..............      144,450
     7,000   Devry.......................      153,563
     4,500   HNC Software*...............      183,649
     3,500   Keane*......................      196,000
     3,600   Policy Management System*...      141,300
    12,000   PSW Technologies*...........       69,000
     9,000   Remedy......................      153,000
     3,500   Transaction Systems
             Architects, Series A*.......      134,750
     3,300   Wind River Systems*.........      118,388
                                           -----------
                                             1,589,650
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             COMPUTERS & INFORMATION--6.8%
     3,300   EMC Corporation.............  $   147,881
     5,600   Gerber Scientific...........      127,400
    15,700   Intergraph*.................      134,431
     3,000   Saville Systems, ADR*.......      150,375
    10,800   Scitex......................      141,075
     2,016   Sterling Commerce...........       97,776
                                           -----------
                                               798,938
                                           -----------
             ELECTRONICS--6.1%
     3,500   Advanced Lighting
             Technologies................       81,375
    11,000   Aeroflex....................      114,125
     9,300   Commscope...................      150,544
     7,400   Magnetek....................      116,550
     3,400   Maxwell Technologies........       79,050
     8,500   Sipex.......................      182,750
                                           -----------
                                               724,394
                                           -----------
             ENTERTAINMENT & LEISURE--2.6%
     8,800   Cinar Films, Class B........      171,600
     2,900   SFX Entertainment, Class
             A...........................      133,038
                                           -----------
                                               304,638
                                           -----------
             FINANCIAL SERVICES--2.0%
     8,300   Life USA Holdings...........      107,381
     5,000   T&W Financial...............      125,625
                                           -----------
                                               233,006
                                           -----------
             FOREST PRODUCTS & PAPER--1.1%
    11,900   Unisource Worldwide.........      128,669
                                           -----------
             HEAVY INDUSTRY--0.8%
     4,000   Flowserve...................       98,500
                                           -----------
             HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES--1.8%
     3,300   Herman Miller...............       80,231
     2,300   LA-Z-Boy Chair..............      129,950
                                           -----------
                                               210,181
                                           -----------
             INDUSTRIAL--5.3%
     5,000   CN Bioscience*..............      125,000
     7,000   Comfort Systems*............      163,625
     4,700   Foster Wheeler..............      100,756
     4,350   General Cable...............      125,606
     5,000   Wesley Jessen Visioncare*...      115,625
                                           -----------
                                               630,612
                                           -----------
             INSURANCE--3.2%
     5,900   ARM Financial Group,
             Class A.....................      130,538
     4,100   HCC Insurance Holdings......       90,200
     3,000   HSB Group...................      160,500
                                           -----------
                                               381,238
                                           -----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
COMMON STOCKS--CONTINUED
             MEDIA--BROADCASTING &
             PUBLISHING--6.9%
     5,400   American Tower Systems,
             Class A.....................  $   134,663
     1,700   Central Newspapers, Class
             A...........................      118,575
     5,200   Gartner Group, Class A......      182,000
     5,300   Gibson Greetings............      132,500
     8,000   Hollinger International.....      136,000
     3,600   Lee Enterprises.............      110,250
                                           -----------
                                               813,988
                                           -----------
             MEDICAL--0.7%
     4,800   Atria Communities*..........       82,800
                                           -----------
             MEDICAL SUPPLIES--3.1%
     3,900   EG&G........................      117,000
     5,600   Elsag Bailey*...............      134,750
     5,000   OEC Medical Systems.........      112,500
                                           -----------
                                               364,250
                                           -----------
             METALS--0.9%
     2,200   Harsco......................      100,788
                                           -----------
             OIL & GAS--1.9%
     4,000   Equitable Resources.........      122,000
     5,000   Nabors Industries*..........       99,063
                                           -----------
                                               221,063
                                           -----------
             PHARMACEUTICALS--0.7%
     5,300   Jean Coutu Group, Class A...       81,993
                                           -----------
             RESTAURANTS--1.2%
     6,100   The Cheesecake Factory......      138,013
                                           -----------
             RETAILERS--4.2%
    19,800   Charming Shoppes*...........       94,050
     6,700   Coldwater Creek.............      184,250
     3,900   Enesco Group................      119,925
     3,000   Zale*.......................       95,438
                                           -----------
                                               493,663
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             TELEPHONE SYSTEMS--0.6%
     6,000   Startec Global
             Communication...............  $    69,000
                                           -----------
             TEXTILES, CLOTHING & FABRICS--2.5%
     4,422   Albany International........      105,852
    12,200   Stride Rite.................      183,763
                                           -----------
                                               289,615
                                           -----------
             TRANSPORTATION--5.7%
    10,500   Fritz Companies*............      140,438
     7,700   Halter Marine Group.........      115,981
     3,000   JB Hunt Transportation
             Services....................      106,875
     3,800   Knightsbridge Tankers.......      101,650
     4,500   Newport News Shipbuilding...      120,375
     4,500   Yellow......................       83,531
                                           -----------
                                               668,850
                                           -----------
TOTAL COMMON STOCKS (COST $9,944,204)....
                                            11,194,427
                                           -----------
WARRANTS--0.3%
             BANKING--0.3%
     6,300   Golden State Bancorp........       33,469
                                           -----------
TOTAL WARRANTS (COST $0).................       33,469
                                           -----------
TOTAL INVESTMENTS AT VALUE--95.1% (COST
$9,944,204)(a)...........................   11,227,896
                                           -----------
CASH AND OTHER ASSETS NET OF
LIABILITIES--4.9%........................      582,217
                                           -----------
NET ASSETS--100.0%.......................  $11,810,113
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $9,944,204, resulting in gross unrealized appreciation and depreciation of $1,897,607 and $613,915, respectively, and net unrealized appreciation of $1,283,692.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
                    COMMON STOCKS--89.7%
            DENMARK--1.2%
     1,497  Tele Danmark A/S, Class B...  $   143,900
                                          -----------
            FINLAND--2.7%
     3,004  Nokia OYJ, Series A.........      222,090
     1,934  Pohjola Insurance, Class
              B.........................       96,028
                                          -----------
                                              318,118
                                          -----------

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            FRANCE--18.7%
       362  Accor.......................  $   101,383
     1,524  Alcatel Alsthom.............      310,520
       913  Assurances Generales de
            France......................       51,699
     1,720  AXA.........................      193,594
     1,358  Banque National De Paris....      111,041
       551  Bouygues....................      100,140

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
COMMON STOCKS--CONTINUED
            FRANCE--CONTINUED
     1,249  Cap Gemini..................  $   196,400
     1,117  Casino Guichard-Perrachon...       89,264
       588  Groupe Danone...............      162,244
     1,691  Lafarge.....................      174,936
     3,206  Lagardere Groupe............      133,568
     3,148  Renault.....................      179,193
     1,554  Rhone Poulenc...............       87,712
     1,093  Suez Lyonnaise Des Eaux-
            Dumex.......................      180,011
       807  Total S.A., Series B........      104,991
                                          -----------
                                            2,176,696
                                          -----------
            GERMANY--12.0%
       495  Adidas......................       86,368
       173  Allianz Holdings............       57,731
         5  Allianz.....................        1,655
     3,671  BASF........................      174,640
       201  BMW.........................      203,509
     1,102  Dresdner Bank...............       59,609
     4,065  Lufthansa...................      102,499
     3,049  Mannesmann..................      313,781
     2,786  RWE.........................      165,073
       240  Volkswagen..................      232,078
                                          -----------
                                            1,396,943
                                          -----------
            GREAT BRITAIN--20.8%
     7,203  Amvescap....................       70,370
    30,870  Avis Europe.................      139,880
    22,526  BG..........................      130,626
     6,360  Boots.......................      105,469
    12,070  British Aerospace...........       92,520
     3,901  British Petroleum...........       57,069
    15,650  Cable &Wireless
            Communications..............      158,642
    16,800  Compass Group...............      193,586
     3,712  Electrocomponents...........       29,135
     5,750  GKN.........................       73,315
    10,154  Great Universal Stores......      133,962
     5,947  Lloyds TSB Group............       83,573
    18,560  National Grid Group.........      125,314
     5,683  National Westminster Bank...      101,644
     5,915  Orange......................       63,121
    10,800  Rentokil Initial............       77,735
    11,192  Shell Transport & Trading...       79,155
     7,884  SmithKline Beecham..........       95,943
    10,024  Unilever....................      106,802
    20,390  Vodafone Group..............      258,960
    20,702  WPP Group...................      135,783
     2,264  Zeneca Group................       97,244
                                          -----------
                                            2,409,848
                                          -----------

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            IRELAND--3.3%
     7,500  Allied Irish Banks..........  $   108,959
     7,111  Bank of Ireland.............      145,835
     9,003  CRH.........................      127,572
                                          -----------
                                              382,366
                                          -----------
            ISRAEL--0.6%
     1,500  ECI Telecommunications......       56,813
       500  Teva Pharmaceutical
            Industries, ADR.............       17,594
                                          -----------
                                               74,407
                                          -----------
            ITALY--6.5%
    36,880  Banca di Roma...............       74,613
    32,775  Credito Italiano............      170,505
    55,164  Montedison..................       68,336
   267,190  Seat........................      179,636
    17,030  Telecom Italia Mobile.......      104,005
    23,750  Telecom Italia, Non-
            Convertible Savings
            Shares......................      115,664
     6,785  Telecom Italia..............       49,617
                                          -----------
                                              762,376
                                          -----------
            JAPAN--5.3%
       500  Acom........................       23,843
     2,600  Bank of Tokyo...............       27,638
     2,000  Bridgestone.................       47,469
     1,000  Canon.......................       22,794
     4,000  Fujitsu.....................       42,259
     1,000  Fuji........................       34,951
     3,000  Minebea.....................       29,979
        25  Morgan Stanley Deanwitter
            (Sony Corp), CPS............       42,172
        33  Merrill Lynch (Honda Motor),
            CPS.........................       33,541
       300  Nintendo....................       28,156
         8  Nippon Telegraph &
            Telephone...................       33,286
       460  Promise.....................       19,006
     1,000  Sankyo......................       22,866
     1,000  TDK.........................       74,171
     2,000  Terumo......................       31,839
     1,600  Tokyo Electric Power........       31,492
     2,000  Toyota Motor................       51,956
     1,000  Yamanouchi Pharmaceutical...       20,912
                                          -----------
                                              618,330
                                          -----------
            MEXICO--1.8%
       354  Cemex, Class B..............        1,564
     3,000  Cifra, ADR..................       43,935
     1,463  Fomento Economico Mexico,
            ADR.........................       46,085

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
COMMON STOCKS--CONTINUED
            MEXICO--CONTINUED
    11,100  Kimberly-Clark Mexico,
            Series A....................  $    38,359
     1,600  Telefonos De Mexico, ADR....       76,900
                                          -----------
                                              206,843
                                          -----------
            NETHERLANDS--5.2%
     2,149  Ing Groep...................      140,859
     2,697  Koninklijke.................      103,917
     2,742  Nutreco Holding.............       96,071
     1,858  OCE.........................       79,179
     2,697  TNT Post Groep..............       69,013
     3,210  Verenigde Nederlandse.......      116,733
                                          -----------
                                              605,772
                                          -----------
            RUSSIA--0.0%
     1,375  JSC Surgutneftegaz, ADR.....        5,573
                                          -----------
            SPAIN--2.6%
     3,200  Bancaria De Espana..........       71,784
     3,475  Banco Central
            Hispanoamericano............      109,224
     2,512  Telefonica De Espana........      116,140
                                          -----------
                                              297,148
                                          -----------
            SWEDEN--2.6%
    13,623  Nordbanken Holding..........       99,968
     5,000  Skandia Forsakrings.........       71,500
     4,186  ForeningsSparbanken.........      126,021
                                          -----------
                                              297,489
                                          -----------
            SWITZERLAND--6.4%
        20  Kuoni Reisen Holdings.......       99,531
        82  Nestle......................      175,912
       101  Novartis....................      168,478
        36  Swiss Reinsurance...........       91,267

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            SWITZERLAND--CONTINUED
        18  UBS (Schw. Bank
            Gesellschaft)...............  $    32,393
       490  Union Bank of Switzerland...      182,645
                                          -----------
                                              750,226
                                          -----------
TOTAL COMMON STOCKS
(COST $8,135,555).......................   10,446,035
                                          -----------
                  PREFERRED STOCKS--5.0%
            GERMANY--5.0%
     2,195  Henkel......................      217,369
        42  Porsche.....................      121,165
       354  Sap Vorzug..................      240,583
                                          -----------
                                              579,117
                                          -----------
TOTAL PREFERRED STOCKS
(COST $345,259).........................      579,117
                                          -----------
RIGHTS--0.1%
            GERMANY--0.1%
        13  BMW Rights..................       12,757
                                          -----------
TOTAL RIGHTS (COST $0)..................       12,757
                                          -----------
TOTAL INVESTMENTS AT VALUE--94.8%
(COST $8,480,814)(a)....................   11,037,909
                   CASH AND OTHER ASSETS
NET OF LIABILITIES--5.2%................      603,192
                                          -----------
NET ASSETS--100.0%......................  $11,641,101
                                          ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $8,480,814, resulting in gross unrealized appreciation and depreciation of $2,675,977 and $118,882, respectively, and net unrealized appreciation of $2,557,095.
ADR-American Depositary Receipt
CPS-Currency Protected Security

--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
                                  COMMON STOCKS--95.2%
         AEROSPACE & DEFENSE--2.5%
 4,800   Lockheed Martin                   $   508,200
 9,900   Rockwell International..........      475,819
                                           -----------
                                               984,019
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         AUTOMOTIVE--7.6%
14,300   Dana............................  $   765,050
21,300   Ford Motor......................    1,256,691
 8,100   Goodyear Tire & Rubber..........      521,944
 8,600   Meritor Automotive..............      206,400
 5,000   Paccar..........................      261,250
                                           -----------
                                             3,011,335
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         BANKING--12.4%
    40   Associates First Capital........  $     3,075
 5,210   Banc One........................      290,761
 3,000   Bankers Trust...................      348,188
13,800   Chase Manhattan.................    1,041,900
 7,200   Firstar.........................      273,600
 7,400   Fleet Financial Group...........      617,900
 3,700   J P Morgan......................      433,363
11,300   Key.............................      402,563
 7,800   Nationsbank.....................      596,700
11,550   North Folk Bancorp..............      282,253
 3,475   Old Kent Financial..............      124,991
11,400   US Bancorp......................      490,200
                                           -----------
                                             4,905,494
                                           -----------
         BEVERAGES, FOOD & TOBACCO--4.9%
15,100   Heinz (H. J.)...................      847,488
12,600   Philip Morris...................      496,125
 7,700   Unilever, ADR...................      607,819
                                           -----------
                                             1,951,432
                                           -----------
         CHEMICALS--7.2%
 2,400   Akzo, ADR.......................      266,100
 5,600   Betzdearborn....................      236,250
 4,200   Dow Chemical....................      406,088
 5,500   Eastman Chemical................      342,375
 9,500   Imperial Chemical Industries,
         ADR.............................      612,750
17,500   Lyondell Petro Chemical.........      532,656
 5,200   Olin............................      216,775
 8,100   Witco...........................      236,925
                                           -----------
                                             2,849,919
                                           -----------
         COMMERCIAL SERVICES--6.0%
12,300   Browning-Ferris Industries......      427,425
14,700   Cinergy.........................      514,500
 9,900   Duke Energy.....................      586,575
17,600   Pacificorp......................      398,200
12,400   Unicom..........................      434,775
                                           -----------
                                             2,361,475
                                           -----------
         COSMETICS & PERSONAL CARE--1.4%
 7,000   Avon Products...................      542,500
                                           -----------
         ELECTRIC UTILITIES--2.0%
 3,400   CMS Energy......................      149,600
18,100   Southern........................      501,144
 5,200   Wisconsin Energy................      157,950
                                           -----------
                                               808,694
                                           -----------
         ELECTRONICS--0.5%
 4,100   Thomas & Betts..................      201,925
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         FINANCIAL SERVICES--3.2%
 2,500   Federal National Mortgage
         Association.....................  $   151,875
14,762   First Union.....................      859,887
10,400   Nationwide Health Properties....      248,300
                                           -----------
                                             1,260,062
                                           -----------
         FOREST PRODUCTS & PAPER--5.1%
 6,200   Boise Cascade...................      203,050
 4,600   Georgia-Pacific (Timber
         Group)..........................      106,088
 7,200   Georgia-Pacific.................      424,350
 8,500   Mead............................      269,875
 6,300   Temple-Inland...................      339,413
 7,200   Westvaco........................      203,400
10,200   Weyerhauser.....................      471,113
                                           -----------
                                             2,017,289
                                           -----------
         HEAVY INDUSTRY--0.5%
 3,400   Caterpillar.....................      179,775
                                           -----------
         HOUSEHOLD PRODUCTS--1.5%
17,000   Corning.........................      590,750
                                           -----------
         INSURANCE--4.7%
 6,600   Exel............................      513,563
 7,700   Lincoln National................      703,588
 3,300   Mid Ocean.......................      259,050
 8,800   Safeco..........................      399,850
                                           -----------
                                             1,876,051
                                           -----------
         METALS--1.9%
16,000   Allegheny Teledyne..............      366,000
 9,000   Freeport McMoran Copper &
         Gold............................      128,250
 8,700   Oregon Steel Mills..............      162,038
 1,700   Phelps Dodge....................       97,219
                                           -----------
                                               753,507
                                           -----------
         OFFICE EQUIPMENT--2.5%
 9,800   Xerox...........................      995,925
                                           -----------
         OIL & GAS--9.3%
 5,100   Atlantic Richfield..............      398,438
 6,800   British Petroleum, ADR..........      600,100
 9,300   Elf Aquitaine, ADR..............      660,300
11,800   Texaco..........................      704,313
 7,100   Total S.A., ADR.................      464,163
15,100   Williams Companies..............      509,625
12,400   YPF Sociedad Anonima, ADR.......      372,775
                                           -----------
                                             3,709,714
                                           -----------
         PHARMACEUTICALS--5.3%
14,200   American Home Products..........      734,850
 5,900   Bristol-Myers Squibb............      678,131
 4,500   Smithkline Beecham, ADR.........      272,250
 9,600   Zeneca Group, ADR...............      421,200
                                           -----------
                                             2,106,431
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         REAL ESTATE--0.4%
 5,600   Arden Realty Group..............  $   144,900
                                           -----------
         RETAILERS--4.4%
 8,700   J.C. Penney.....................      629,119
 4,600   May Department Stores...........      301,300
 5,600   Rite Aid........................      210,350
 9,600   Sears Roebuck...................      586,200
                                           -----------
                                             1,726,969
                                           -----------
         TELEPHONE SYSTEMS--9.5%
10,600   Alltel..........................      492,900
18,000   Bell Atlantic...................      821,250
 8,700   Bellsouth.......................      583,988
15,700   Frontier........................      494,550
12,400   GTE.............................      689,750
 9,600   Sprint..........................      676,800
                                           -----------
                                             3,759,238
                                           -----------
         TRANSPORTATION--2.4%
 7,100   CSX.............................      323,050
13,200   General Dynamics................      613,800
                                           -----------
                                               936,850
                                           -----------
TOTAL COMMON STOCKS
(COST $34,884,023).......................   37,674,254
                                           -----------
INVESTMENT TRUSTS--1.5%
 5,200   S&P 500 Depository Receipt......      589,225
                                           -----------
TOTAL INVESTMENT TRUSTS
(COST $578,006)..........................      589,225
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.7%
         FINANCIAL SERVICES--1.7%
 3,900   Equity Residential Properties
         Trust...........................  $   185,006
 4,900   Meditrust.......................      136,894
14,500   Security Capital Industrial
         Trust...........................      362,500
                                           -----------
                                               684,400
                                           -----------
         REAL ESTATE--1.0%
 4,000   Boston Properties...............      138,000
 8,400   Equity Office Properties........      238,350
                                           -----------
                                               376,350
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST
$1,102,242)..............................    1,060,750
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.4%
(COST $36,564,271)(a)....................   39,324,229
CASH AND OTHER ASSETS
NET OF LIABILITIES--0.6%.................      218,071
                                           -----------
NET ASSETS--100.0%.......................  $39,542,300
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $36,564,271, resulting in gross unrealized appreciation and depreciation of $4,342,170 and $1,582,212, respectively, and net unrealized appreciation of $2,759,958.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
                                  COMMON STOCKS--61.7%
           ADVERTISING--2.6%
   2,900   WPP Group.....................  $   195,025
                                           -----------
           AEROSPACE & DEFENSE--4.4%
   2,200   Boeing........................       98,038
   1,200   Lockheed Martin...............      127,050
   2,000   Rockwell International........       96,125
                                           -----------
                                               321,213
                                           -----------
           AIRLINES--2.0%
   1,800   AMR*..........................      149,850
                                           -----------
           BANKING--1.0%
     500   Citicorp......................       74,625
                                           -----------

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
           BEVERAGES, FOOD & TOBACCO--1.0%
   1,555   Diageo, ADR...................  $    74,932
                                           -----------
           CHEMICALS--2.2%
   3,000   Monsanto......................      167,625
                                           -----------
           COMMUNICATIONS--1.8%
   4,900   General Instrument............      133,219
                                           -----------
           COMPUTERS & INFORMATION--0.8%
   1,400   EMC...........................       62,738
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
                              COMMON STOCKS--CONTINUED
           ELECTRONICS--5.0%
   3,500   Adaptec*......................  $    50,094
   1,100   Avnet.........................       60,156
   1,500   Motorola......................       78,844
   4,500   Solectron.....................      189,281
                                           -----------
                                               378,375
                                           -----------
           ENTERTAINMENT & LEISURE--3.0%
   3,400   Polaroid......................      120,913
   1,200   Time Warner...................      102,525
                                           -----------
                                               223,438
                                           -----------
           FINANCIAL SERVICES--6.9%
   3,900   Countrywide Credit............      197,925
   2,000   Federal Home Loan Mortgage
           Corporation...................       94,125
   5,300   Green Tree Financial..........      226,906
                                           -----------
                                               518,956
                                           -----------
           HEALTH CARE PROVIDERS--1.2%
   3,000   Tenet Healthcare*.............       93,750
                                           -----------
           HEAVY INDUSTRY--3.2%
   1,400   Caterpillar...................       74,025
   4,200   Lucasvarity, ADR..............      167,213
                                           -----------
                                               241,238
                                           -----------
           INDUSTRIAL--0.7%
     800   Armstrong World Industries....       53,900
                                           -----------
           INSURANCE--1.4%
   2,200   Renaissancere Holdings........      101,888
                                           -----------
           LODGING--1.9%
  12,200   Homestead Village Property*...      144,875
                                           -----------
           MEDIA--BROADCASTING &
           PUBLISHING--1.0%
   2,100   Reed International, ADR.......       77,963
                                           -----------
           METALS--2.0%
   6,500   Allegheny Teledyne............      148,688
                                           -----------
           OIL & GAS--1.6%
   1,800   Anadarko Petroleum............      120,938
                                           -----------
           PHARMACEUTICALS--2.7%
   4,400   Millipore.....................      119,900
   2,400   Teva Pharmaceutical
           Industries, ADR...............       84,450
                                           -----------
                                               204,350
                                           -----------
           REAL ESTATE--4.3%
   3,400   Oakwood Homes.................      102,000
   4,700   Security Capital Group, Class
           B.............................      125,138
   3,600   Security Capital Industrial
           Trust REIT....................       90,000
                                           -----------
                                               317,138
                                           -----------

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
           TELEPHONE SYSTEMS--2.3%
   2,400   Sprint........................  $   169,200
                                           -----------
           TEXTILES, CLOTHING & FABRICS--2.7%
   8,100   Shaw Industries...............      142,763
   1,700   Unifi.........................       58,225
                                           -----------
                                               200,988
                                           -----------
           TRANSPORTATION--6.0%
   5,200   Air Express International.....      139,100
   6,500   Sabre Group Holding*..........      247,000
   1,500   Union Pacific.................       66,188
                                           -----------
                                               452,288
                                           -----------
TOTAL COMMON STOCKS
(COST $4,048,758)........................    4,627,200
                                           -----------
PRINCIPAL
 AMOUNT
--------
                                CORPORATE BONDS--12.5%
           BANKING--3.6%
$ 50,000   Bankers Trust, 7.125%,
           03/15/06......................       52,328
 100,000   BB&T, 7.25% 06/15/07..........      106,351
 100,000   Chase Manhattan, 7.25%,
           06/01/07......................      106,481
     339   Nykredit, 6.00%, 10/01/26.....           49
                                           -----------
                                               265,209
                                           -----------
           BEVERAGES, FOOD & TOBACCO--0.9%
  60,000   Coca-Cola Femsa,
           8.95%,11/01/06................       60,827
                                           -----------
           COMPUTER SOFTWARE &
           PROCESSING--1.3%
 100,000   Computer Associates
           International, 6.375%,
           04/15/05......................      100,440
                                           -----------
           ELECTRIC UTILITIES--1.2%
  95,000   Financiera Energy, 9.375%,
           06/15/06......................       93,475
                                           -----------
           FINANCIAL SERVICES--2.2%
 100,000   Bonos Del Tesoro, 8.75%,
           05/09/02......................       96,714
  69,000   Paine Webber Group, 7.00%,
           03/01/00......................       69,856
                                           -----------
                                               166,570
                                           -----------
           METALS--1.4%
 100,000   AK Steel, 9.125%, 12/15/06....      104,500
                                           -----------
           OIL & GAS--0.6%
  50,000   Petroleos Mexicanos, 8.85%,
           09/15/07......................       48,500
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS--CONTINUED
            TELEPHONE SYSTEMS--1.3%
$100,000    AT&T Capital, 6.23%,
            09/24/99......................  $    99,987
                                            -----------
TOTAL CORPORATE BONDS
(COST $936,146)...........................      939,508
                                            -----------
MORTGAGE BACKED SECURITIES--3.4%
  20,000    Federal Home Loan Mortgage
            Corporation, 6.00%,
            03/15/08......................       20,031
  45,000    Federal National Mortgage
            Association, 6.15%,
            10/25/07......................       45,017
  44,500    General Electric Capital
            Mortgage Service, 6.50%,
            03/25/24......................       44,785
  40,000    General Electric Capital
            Mortgage Service, 6.50%,
            11/25/23......................       39,158
  40,000    Merrill Lynch Mortgage
            Investment, 7.089%,
            12/26/25......................       41,946
  17,888    Merrill Lynch Mortgage
            Investment, 7.65%, 01/15/12...       18,030
  50,000    Prudential Home Mortgage
            Securities, 6.25%, 04/25/24...       46,911
                                            -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $241,580)...........................      255,878
                                            -----------
                                  MUNICIPAL BONDS--3.1%
  40,000    Baltimore Community
            Development Financing, 8.20%,
            08/15/07......................       44,331
   7,031    Denver Colorado City & County
            Single Family, 7.25%,
            12/01/10......................        7,325
  15,000    New York City, New York,
            General Obligation, 9.75%,
            08/15/12......................       15,928
  40,000    New York State Housing Finance
            Agency Service, 7.50%,
            09/15/03......................       41,684
  50,000    Ohio Housing Financial Agency,
            7.90%, 10/01/14...............       51,706
  30,000    Oklahoma City Airport, 9.40%,
            11/01/10......................       34,874
  40,000    Oregon State General
            Obligation, 6.90%, 01/01/00...       40,045
                                            -----------
TOTAL MUNICIPAL BONDS
(COST $223,662)...........................      235,893
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
U.S. TREASURY OBLIGATIONS--14.8%
$150,000    U.S. Treasury Bonds, 6.25%,
            04/30/01......................  $   152,766
 245,000    U.S. Treasury Bonds, 6.75%,
            08/15/26......................      280,525
 150,000    U.S. Treasury Notes, 7.00%,
            07/15/06......................      163,875
 100,000    U.S. Treasury Notes, 5.75%,
            10/31/00......................      100,500
 320,000    U.S. Treasury Notes, 7.25%,
            08/15/04......................      348,294
  65,000    U.S. Treasury Notes, 6.125%,
            08/31/98......................       65,081
                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,077,460).........................    1,111,041
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--3.1%
            BRAZIL--0.6%
  58,011    Republic of Brazil, 8.00%,
            04/15/14......................       42,565
                                            -----------
            SOUTH AFRICA--1.5%
 774,000    Republic Of South Africa,
            13.00%, 08/31/10..............      115,992
                                            -----------
            UNITED KINGDOM--1.0%
  37,000    UK Treasury, 8.00%, 12/07/15..       77,380
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $267,474)...........................      235,937
                                            -----------
TOTAL INVESTMENTS AT VALUE--98.6%
(COST $6,795,080)(a)......................    7,405,457
CASH AND OTHER ASSETS
NET OF LIABILITIES--1.4%..................      103,988
                                            -----------
NET ASSETS--100.0%........................   $7,509,445
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $6,795,080, resulting in gross unrealized appreciation and depreciation of $924,344 and $313,967, respectively, and net unrealized appreciation of $610,377.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS--48.1%
            CHEMICALS--4.4%
$200,000    Climachem, 10.75%, 12/01/07...  $   207,500
 300,000    Trans-Resources, 10.75%,
            03/15/08......................      309,000
                                            -----------
                                                516,500
                                            -----------
            ENVIRONMENTAL--1.6%
 200,000    ATC Group Services, 12.00%,
            01/15/08......................      184,000
                                            -----------
            FINANCIAL SERVICES--2.3%
 300,000    Salomon Brothers, 0.00%,
            09/18/98......................      276,000
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES--2.6%
 300,000    Imperial Home Decor Group,
            11.00%, 03/15/08..............      310,500
                                            -----------
            INDUSTRIAL--6.3%
 250,000    Aqua Chem, 11.25%, 07/01/08...      254,375
 250,000    Pen-Tab Industries, 10.875%,
            02/01/07......................      247,500
 250,000    Samsonite, 10.75%, 06/15/08...      248,125
                                            -----------
                                                750,000
                                            -----------
            MEDIA--BROADCASTING &
            PUBLISHING--6.1%
 250,000    Cumulus Media, 10.375%,
            07/01/08......................      253,750
 250,000    Perry-Judd, 10.625%,
            12/15/07......................      262,500
 200,000    Source Media, 12.00%,
            11/01/04......................      204,000
                                            -----------
                                                720,250
                                            -----------
            METALS--2.6%
 300,000    Doe Run Resources, 11.25%,
            03/15/05......................      303,000
                                            -----------
            OIL & GAS--2.1%
 250,000    Panaco, 10.625%, 10/01/04.....      251,250
                                            -----------
            RESTAURANTS--2.3%
 300,000    Planet Hollywood, 12.00%,
            04/01/05......................      271,500
                                            -----------
            RETAIL--4.3%
 250,000    HMV Media Group, 10.25%,
            05/15/08......................      253,750
 250,000    US Office Products, 9.75%,
            06/15/08......................      250,000
                                            -----------
                                                503,750
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
            TELEPHONE SYSTEMS-- 8.8%
$300,000    Amer Mobile/AMSC, 12.25%,
            04/01/08......................  $   282,000
 250,000    Dobson Wireline, 12.25%,
            06/15/08......................      242,500
 200,000    Iridium Capital, 14.00%,
            07/15/05......................      222,500
 300,000    Long Distance International,
            12.25%, 04/15/08..............      297,000
                                            -----------
                                              1,044,000
                                            -----------
            TRANSPORTATION--4.7%
 250,000    American Commercial Lines,
            10.25%, 06/30/08..............      253,125
 300,000    Stena Line, 10.625%,
            06/01/08......................      303,750
                                            -----------
                                                556,875
                                            -----------
TOTAL CORPORATE BONDS (COST $5,695,915)...    5,687,625
                                            -----------
CONVERTIBLE CORPORATE BONDS--2.7%
            METALS--2.7%
 500,000    Nippon Denro Ispat, 3.00%,
            04/01/01......................      250,625
 500,000    NTS Steel Group Public++,
            4.00%, 12/16/08...............       70,000
                                            -----------
                                                320,625
                                            -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$531,422).................................      320,625
                                            -----------
EUROBONDS--6.7%
            ARGENTINA--2.5%
 300,000    Telefonica De Argentina,
            9.125%, 05/07/08..............      282,750
                                            -----------
            CHINA--2.2%
 300,000    Cathay International, 13.00%,
            04/15/08......................      264,000
                                            -----------
            ECUADOR--2.0%
 250,000    Conecel Holdings, 14.00%,
            10/01/00......................      240,000
                                            -----------
TOTAL EUROBONDS (COST $856,908)...........      786,750
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--9.7%
            ARGENTINA--2.4%
 300,000    Republic Of Argentina, 9.75%,
            09/19/27......................      277,950
                                            -----------
            JAMAICA--2.5%
 300,000    Government of Jamaica,
            10.875%, 06/10/05.............      300,000
                                            -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--CONTINUED
            RUSSIA--1.8%
$  7,894    Russian Ian, 6.625%,
            12/15/15......................  $     4,371
 450,000    Russia-Principal Loan, 6.719%,
            12/15/20......................      212,625
                                            -----------
                                                216,996
                                            -----------
            VENEZUELA--3.0%
 428,570    Republic Of Venezuela FLIRB,
            6.625%, 03/31/07..............      353,570
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $1,264,303).........................    1,148,516
                                            -----------
BRADY BONDS--15.4%
            ARGENTINA--1.8%
 237,499    Republic of Argentina, FRB,
            6.625%, 03/31/05..............      209,949
                                            -----------
            BRAZIL--3.3%
 522,095    Republic of Brazil, 8.00%,
            04/15/14......................      384,392
                                            -----------
            BULGARIA--2.1%
 350,000    Government of Bulgaria, IAB,
            6.563%, 07/28/11..............      249,594
                                            -----------
            ECUADOR--2.6%
 556,335    Ecuador-Bearer-PDI, 3.25%,
            02/27/15......................      310,157
                                            -----------
            MEXICO--2.5%
 350,000    Mexico Par Ser B Cum, 6.25%,
            12/31/19......................      289,844
                                            -----------
            PANAMA--1.6%
 250,000    Panama-Int Reduction Bond,
            3.75%, 07/17/14...............      185,625
                                            -----------
            PERU--1.5%
 300,000    Government of Peru, PDI Bond,
            4.00%, 03/07/17...............      183,000
                                            -----------
TOTAL BRADY BONDS (COST $1,909,089).......    1,812,561
                                            -----------
YANKEE BONDS--14.3%
            BRAZIL--2.9%
 400,000    Paging Network Do Brasil,
            13.50%, 06/06/05..............      342,500
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
            DOMINICAN REPUBLIC--2.5%
$300,000    Tricom, 11.375%, 09/01/04.....  $   290,625
                                            -----------
            ECUADOR--2.9%
 350,000    Conecel, 14.00%, 05/01/02.....      336,000
                                            -----------
            HONG KONG--3.0%
 500,000    GS Superhighway Holdings,
            10.25%, 08/15/07..............      355,625
                                            -----------
            INDONESIA--0.9%
 500,000    FSW International++, 12.50%,
            11/01/06......................      110,000
                                            -----------
            KOREA--2.1%
 300,000    Korea Electric Power, 7.00%,
            02/01/27......................      253,858
                                            -----------
TOTAL YANKEE BONDS
(COST $2,294,513).........................    1,688,608
                                            -----------
WARRANTS--0.0%
            TELEPHONE SYSTEMS--0.0%
     200    Primus Telecommunications.....        4,000
                                            -----------
TOTAL WARRANTS (COST $0)..................        4,000
                                            -----------
TOTAL INVESTMENTS AT VALUE--96.9% (COST
$12,552,150) (a)..........................   11,448,685
CASH AND OTHER ASSETS NET OF
LIABILITIES--3.1%.........................      370,247
                                            -----------
NET ASSETS--100.0%........................  $11,818,932
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
++ Security currently in default of interest payment. The Portfolio is not accruing stated interest.
(a) The aggregate identified cost for federal income tax purposes is $12,552,150, resulting in gross unrealized appreciation and depreciation of $107,936 and $1,211,401, respectively, and net unrealized depreciation of $1,103,465.
DCB - Debt Conversion Bond
FLIRB - Front-Load Interest Reduction Bonds
FRB - Floating Rate Bond
IAB - Interest Arrears Bond
PDI - Past Due Interest

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED SECURITIES--8.1%
$  750,000   Chemical Credit Card Master
             Trust, 5.98%, 09/15/08......  $   755,280
   247,218   Navistar Financial, 6.35%,
             11/15/02....................      248,281
   500,000   World Omni Auto Lease,
             6.18%, 11/25/03.............      500,850
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,445,454)..............................    1,504,411
                                           -----------
CORPORATE BONDS--31.9%
             BANKING--4.7%
   500,000   Bank of New York, 8.50%,
             12/15/04....................      561,800
   225,000   Credit Suisse, 7.90%,
             05/01/07....................      240,566
    78,063   Mercantile Safe Deposit +,
             12.125%, 01/02/01...........       80,644
                                           -----------
                                               883,010
                                           -----------
             COMMUNICATIONS--2.8%
   500,000   Harris Corporation, 6.65%,
             08/01/06....................      513,742
                                           -----------
             ELECTRIC UTILITIES--8.0%
   250,000   AES, 8.50%, 11/01/07........      252,500
   500,000   Consumers Energy, 6.50%,
             06/15/18....................      496,565
   750,000   Niagra Mohawk Power, 7.125%,
             07/01/01....................      749,063
                                           -----------
                                             1,498,128
                                           -----------
             FINANCIAL SERVICES--6.3%
   350,000   First Union, 6.55%,
             10/15/35....................      362,005
   750,000   Safeco Capital, 8.072%,
             07/15/37....................      801,938
                                           -----------
                                             1,163,943
                                           -----------
             FOREST PRODUCTS & PAPER--2.9%
   250,000   Georgia Pacific, 9.50%,
             05/15/22....................      283,472
   250,000   Sweetheart Cup, 9.625%,
             09/01/00....................      247,500
                                           -----------
                                               530,972
                                           -----------
             HEALTH CARE PROVIDERS--3.3%
   650,000   Columbia/HCA Health, 6.73%,
             07/15/45....................      619,643
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             MEDIA--BROADCASTING &
             PUBLISHING--1.6%
$  250,000   News America Holdings,
             10.125%, 10/15/12...........  $   293,564
                                           -----------
             TELEPHONE SYSTEMS--2.3%
   400,000   Worldcom, 8.875%, 01/15/06..      433,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,809,704)..............................    5,936,002
                                           -----------
CONVERTIBLE CORPORATE BONDS--2.3%
             HEALTH CARE PROVIDERS--2.3%
   500,000   Tenet Healthcare, 6.00%,
             12/01/05....................      426,250
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$427,713)................................      426,250
                                           -----------
MORTGAGE BACKED SECURITIES--29.2%
   137,925   Chase Manhattan Grantor
             Trust, 5.20%, 02/15/02......      137,328
 1,250,000   Federal Home Loan Bank,
             5.625%, 03/19/01............    1,248,810
   503,755   Federal Home Loan Mortgage
             Association, 6.00%,
             08/01/10....................      499,286
   153,033   Federal Home Loan Mortgage
             Association, 6.00%,
             05/01/09....................      152,167
    46,929   Federal Home Loan Mortgage
             Association, 6.00%,
             10/01/10....................       46,512
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             04/15/03....................    1,002,679
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             02/15/08....................      998,638
   372,352   Government National Mortgage
             Association, 9.00%,
             08/15/19....................      401,648
   353,416   Government National Mortgage
             Association, 6.50%,
             01/15/24....................      353,822
   464,561   Government National Mortgage
             Association, 7.00%,
             06/15/09....................      475,878
   112,117   Government National Mortgage
             Association, 7.50%,
             12/15/27....................      115,166
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$5,342,829)..............................    5,431,934
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
U.S. TREASURY OBLIGATIONS--7.1%
$  250,000   U.S. Treasury Bonds, 6.50%,
             05/31/02....................  $   258,281
 1,000,000   U.S. Treasury Notes, 6.125%,
             11/15/27....................    1,071,562
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$1,282,621)..............................    1,329,843
                                           -----------
YANKEE BONDS--3.6%
             CANADA--3.6%
   600,000   Province of Quebec, 7.50%,
             07/15/23....................      667,038
                                           -----------
TOTAL YANKEE BONDS (COST $586,248).......      667,038
                                           -----------
AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS--4.1%+
             CENTRAL AMERICA--2.6%
   135,000   Central America
             International Development,
             Series F, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series G, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series H, 10.00%,
             12/01/11....................      158,525
                                           -----------
                                               475,575
                                           -----------
             HONDURAS--1.5%
   100,000   Republic of Honduras
             International Development,
             Series D, 13.00%,
             06/01/11....................      146,576
   100,000   Republic of Honduras
             International Development,
             Series C, 13.00%,
             06/01/06....................      129,395
                                           -----------
                                               275,971
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $605,000)........      751,546
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
PREFERRED STOCKS--5.3%
             INDUSTRIAL--2.5%
     9,600   Appalachian Power...........  $   246,000
     8,700   Ohio Power..................      222,394
                                           -----------
                                               468,394
                                           -----------
             OIL & GAS--2.8%
    20,000   Transcanada Pipelines.......      522,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $984,274)..........................      990,894
                                           -----------
TOTAL INVESTMENTS AT VALUE--91.6%
(COST $16,483,843)(a)....................   17,037,918
CASH AND OTHER ASSETS
NET OF LIABILITIES--8.4%.................    1,567,883
                                           -----------
NET ASSETS--100.0%.......................  $18,605,801
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $16,483,843, resulting in gross unrealized appreciation and depreciation of $566,753 and $12,678, respectively, and net unrealized appreciation of $554,075.

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--99.8%
          AEROSPACE & DEFENSE--1.8%
 10,100   Boeing.........................  $   450,081
                                           -----------
          AUTOMOTIVE--1.7%
  9,000   ITT Industries.................      336,375
  1,500   Magna International, Class A...      102,938
                                           -----------
                                               439,313
                                           -----------
          BANKING--9.1%
 10,500   First American.................      505,313
  6,300   First Chicago..................      558,338
  6,900   Key............................      245,813
 16,500   North Folk Bancorp.............      403,219
 12,000   SLM Holding....................      588,000
                                           -----------
                                             2,300,683
                                           -----------
          BEVERAGES, FOOD & TOBACCO--9.7%
  7,500   General Mills..................      512,813
  9,200   McCormick & Company............      328,612
  7,000   McDonald's.....................      483,000
 10,000   Pepsico........................      411,875
  2,700   Ralston-Ralston Purina Group...      315,394
 16,000   Sysco..........................      410,000
                                           -----------
                                             2,461,694
                                           -----------
          CHEMICALS--1.1%
  3,600   Du Pont (E.I.) De Nemours......      268,650
                                           -----------
          COMMUNICATIONS--0.7%
  7,200   Scientific-Atlanta.............      182,700
                                           -----------
          COMPUTER SOFTWARE &
          PROCESSING--5.3%
 10,000   Ceridian.......................      587,500
  9,000   Computer Associates
          International..................      500,063
  7,200   First Data Corporation.........      239,850
                                           -----------
                                             1,327,413
                                           -----------
          COMPUTERS & INFORMATION--3.9%
 12,400   Compaq Computer................      351,850
 12,200   Sun Microsystems*..............      529,938
  8,000   Western Digital................       94,500
                                           -----------
                                               976,288
                                           -----------
          ELECTRIC UTILITIES--1.1%
  6,100   CMS Energy.....................      268,400
                                           -----------
          ELECTRONICS--4.1%
  7,500   Intel..........................      555,938
  6,600   Thomas & Betts.................      325,050
  4,700   Xilinx*........................      159,800
                                           -----------
                                             1,040,788
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
          ENTERTAINMENT & LEISURE--3.1%
 13,400   Mattel.........................  $   566,988
  2,000   The Walt Disney Company........      210,125
                                           -----------
                                               777,113
                                           -----------
          FINANCIAL SERVICES--2.5%
 10,500   Federal National Mortgage
          Association....................      637,875
                                           -----------
          FOREST PRODUCTS & PAPER-- 4.2%
  9,400   Kimberly-Clark.................      431,225
 11,000   Mead...........................      349,250
  7,300   Tenneco........................      277,856
                                           -----------
                                             1,058,331
                                           -----------
          HEALTH CARE PROVIDERS--3.5%
 10,900   Health Care & Retirement.......      429,869
 16,600   Healthsouth....................      443,013
                                           -----------
                                               872,882
                                           -----------
          HEAVY INDUSTRY--0.9%
  3,300   Applied Materials..............       97,350
  2,750   Ingersoll-Rand.................      121,172
                                           -----------
                                               218,522
                                           -----------
          HOME CONSTRUCTION, FURNISHINGS
          & APPLIANCES--6.2%
  6,000   General Electric...............      546,000
  6,000   Johnson Controls...............      343,125
 13,500   Newell.........................      672,469
                                           -----------
                                             1,561,594
                                           -----------
          INSURANCE--8.1%
  5,000   Aetna..........................      380,625
  9,000   Equitable Companies............      674,430
  5,000   Ohio Casualty..................      221,250
 11,100   Reliastar Financial............      532,800
  4,000   Travelers Group................      242,500
                                           -----------
                                             2,051,605
                                           -----------
          MEDICAL SUPPLIES--2.2%
  7,000   Becton Dickinson & Company.....      543,375
                                           -----------
          OIL & GAS--9.9%
  8,300   Mobil..........................      635,988
 10,600   Noble Drilling.................      255,063
  5,500   Schlumberger...................      375,719
  9,400   Texaco.........................      561,063
 19,800   Williams Companies.............      668,250
                                           -----------
                                             2,496,083
                                           -----------
          PHARMACEUTICALS--7.9%
 10,000   Abott Laboratories.............      408,750
  8,400   Amgen..........................      549,150
  4,100   Merck..........................      548,375
 14,000   Sigma Aldrich..................      491,750
                                           -----------
                                             1,998,025
                                           -----------

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--CONTINUED
          RETAILERS--4.8%
  7,100   Consolidated Stores*...........  $   257,375
  5,500   Federated Department Stores....      295,969
 10,700   Wal-Mart Stores................      650,025
                                           -----------
                                             1,203,369
                                           -----------
          TELEPHONE SYSTEMS--5.3%
  9,600   Alltel.........................      446,400
  8,000   Bell Atlantic..................      365,000
 13,000   SBC Communications.............      520,000
                                           -----------
                                             1,331,400
                                           -----------
          TRANSPORTATION--2.7%
  5,500   Trinity Industries.............      228,250
  4,400   US Freightways.................      144,512
 13,700   Wisconsin Central Transport*...      299,688
                                           -----------
                                               672,450
                                           -----------
TOTAL COMMON STOCKS
(COST $25,412,137).......................   25,138,634
                                           -----------

                                              VALUE
                                            (NOTE 1)
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.8%
(COST $25,412,137)(a)....................  $25,138,634
CASH AND OTHER ASSETS NET OF
LIABILITIES--0.2%........................       41,455
                                           -----------
NET ASSETS--100.0%.......................  $25,180,089
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $25,412,137, resulting in gross unrealized appreciation and depreciation of $967,247 and $1,240,750, respectively, and net unrealized depreciation of $273,503.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                 EMERGING     INTERNATIONAL    GROWTH &                    INCOME
                                  GROWTH         EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND        VALUE PLUS
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO(c)
                                -----------   -------------   -----------   ----------   -----------   -----------   ------------
ASSETS:
Investments, at value (Note
  1)(a)                         $11,227,896    $11,037,909    $39,324,229   $7,405,457   $11,448,685   $17,037,918   $25,138,634
Cash and foreign currency           432,852        777,513        416,881           --        76,849     1,325,915       232,463
Receivables for:
  Securities sold                   185,107        138,779          7,354           --       189,297        10,635            --
  Dividends                           5,630         23,064         85,175        5,086            --        17,589        24,592
  Foreign tax reclaims                   --         14,883          3,951           93            --         1,094            34
  Gain forward contracts                 --            457             --       17,476            --            --            --
  Interest                            2,767          2,063          1,352       49,858       376,514       228,432         1,113
Receivable from Investment
  Advisor (Note 4)                   30,123        163,355             --       58,425            --        10,967            --
Deferred organization expenses
  (Note 1)                            8,885          8,885          8,885        8,885         8,885         8,885            --
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
    Total assets                 11,893,260     12,166,908     39,847,827    7,545,280    12,100,230    18,641,435    25,396,836
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
LIABILITIES:
Payable for investments
  purchased                          56,033        479,162          6,312           --       250,000            --       188,827
Payable to custodian                     --             --             --       13,988            --            --            --
Payable to Investment Advisor
  (Note 4)                               --             --        265,468           --         4,605            --        16,474
Other accrued expenses               27,114         46,645         33,747       21,847        26,693        35,634        11,446
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
    Total liabilities                83,147        525,807        305,527       35,835       281,298        35,634       216,747
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
NET ASSETS:
Applicable to investors'
  beneficial interests          $11,810,113    $11,641,101    $39,542,300   $7,509,445   $11,818,932   $18,605,801   $25,180,089
                                ===========    ===========    ===========   ==========   ===========   ===========   ===========
(a) Cost of investments         $ 9,944,204    $ 8,480,814    $36,564,271   $6,795,080   $12,552,150   $16,483,843   $25,412,137
                                ===========    ===========    ===========   ==========   ===========   ===========   ===========

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                              EMERGING     INTERNATIONAL    GROWTH &                    INCOME
                                               GROWTH         EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
INVESTMENT INCOME (NOTE 1):
  Interest                                  $    14,560    $     8,176    $    18,573   $   95,126   $   678,858   $   535,008
  Dividends                                      37,912        112,224(b)     429,432       29,802            --        40,647
                                            -----------    -----------    -----------   ----------   -----------   -----------
    Total investment income                      52,472        120,400        448,005      124,928       678,858       575,655
                                            -----------    -----------    -----------   ----------   -----------   -----------
EXPENSES:
  Investment advisory fees (Note 2)              36,373         47,765        128,983       26,625        36,866        45,023
  Custody, administration and fund
    accounting fees                              44,383         95,240         49,706       46,088        44,785        47,279
  Auditing fees                                   5,901          6,436          5,901        3,863         6,436         5,901
  Amortization of organization expenses
    (Note 1)                                      3,497          3,497          3,497        3,497         3,497         3,497
  Trustee fees (Note 2)                           1,006            769            500          610         1,464         1,231
  Legal                                           2,237          1,712          5,435        1,356         3,258         2,737
  Miscellaneous                                   3,391          3,345         10,319        2,378         4,923         5,905
                                            -----------    -----------    -----------   ----------   -----------   -----------
    Total expenses                               96,788        158,764        204,341       84,417       101,229       111,573
    Reimbursement from Advisor (Note 4)         (30,861)       (80,831)        (6,128)     (41,152)      (36,004)      (41,992)
                                            -----------    -----------    -----------   ----------   -----------   -----------
    NET EXPENSES                                 65,927         77,933        198,213       43,265        65,225        69,581
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                    (13,455)        42,467        249,792       81,663       613,633       506,074
                                            -----------    -----------    -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                   577,480        326,599      1,698,243      170,356        56,045       125,262
  Foreign currency                                   --        (15,935)            --        3,748            --            --
                                            -----------    -----------    -----------   ----------   -----------   -----------
                                                577,480        310,664      1,698,243      174,104        56,045       125,262
                                            -----------    -----------    -----------   ----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation) on:
  Investments                                  (281,678)     1,738,456        645,953      192,607      (641,859)      106,805
  Foreign currency                                   --           (223)            --       11,712           147            --
                                            -----------    -----------    -----------   ----------   -----------   -----------
                                               (281,678)     1,738,233        645,953      204,319      (641,712)      106,805
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):        295,802      2,048,897      2,344,196      378,423      (585,667)      232,067
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $   282,347    $ 2,091,364    $ 2,593,988   $  460,086   $    27,966   $   738,141
                                            ===========    ===========    ===========   ==========   ===========   ===========

                                             VALUE PLUS
                                             PORTFOLIO(c)
INVESTMENT INCOME (NOTE 1):
  Interest                                  $    19,785
  Dividends                                      54,237
                                            -----------
    Total investment income                      74,022
                                            -----------
EXPENSES:
  Investment advisory fees (Note 2)              31,103
  Custody, administration and fund
    accounting fees                              14,799
  Auditing fees                                   2,963
  Amortization of organization expenses
    (Note 1)                                         --
  Trustee fees (Note 2)                             797
  Legal                                             548
  Miscellaneous                                   1,743
                                            -----------
    Total expenses                               51,953
    Reimbursement from Advisor (Note 4)         (14,629)
                                            -----------
    NET EXPENSES                                 37,324
                                            -----------
NET INVESTMENT INCOME (LOSS)                     36,698
                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                   (72,312)
  Foreign currency                                   --
                                            -----------
                                                (72,312)
                                            -----------
  Net change in unrealized appreciation
    (depreciation) on:
  Investments                                  (273,503)
  Foreign currency                                   --
                                            -----------
                                               (273,503)
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):       (345,815)
                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $  (309,117)
                                            ===========

------------------------------
(b) Net of foreign tax withholding of $16,704.
(c) The Portfolio commenced operations on May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------
                                                                    EMERGING GROWTH            INTERNATIONAL EQUITY
                                                                       PORTFOLIO                     PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                              FOR THE SIX                   FOR THE SIX
                                                              MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                                                JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                                  1998       DECEMBER 31,       1998       DECEMBER 31,
                                                              (UNAUDITED)        1997       (UNAUDITED)        1997
                                                              ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                    (13,455)       (20,051)        42,467         10,921
  Net realized gain (loss)                                        577,480        913,915        310,664      1,010,270
  Net change in unrealized appreciation (depreciation)           (281,678)       846,170      1,738,233         77,380
                                                              -----------    -----------    -----------    -----------
  Net increase in net assets resulting from operations            282,347      1,740,034      2,091,364      1,098,571
                                                              -----------    -----------    -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                 4,425,473      2,100,799      1,509,164      1,464,035
  Withdrawals                                                    (498,004)      (843,327)      (552,890)      (540,590)
                                                              -----------    -----------    -----------    -----------
  Net increase from investors' transactions:                    3,927,469      1,257,472        956,274        923,445
                                                              -----------    -----------    -----------    -----------
TOTAL INCREASE IN NET ASSETS                                    4,209,816      2,997,506      3,047,638      2,022,016
NET ASSETS:
  Beginning of period                                           7,600,297      4,602,791      8,593,463      6,571,447
                                                              -----------    -----------    -----------    -----------
  End of period                                               $11,810,113    $ 7,600,297    $11,641,101    $ 8,593,463
                                                              ===========    ===========    ===========    ===========

-----------------------------------------------------------------------------------------------------------------------
                                                                  INCOME OPPORTUNITY                   BOND
                                                                       PORTFOLIO                     PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                              FOR THE SIX                   FOR THE SIX
                                                              MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                                                JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                                  1998       DECEMBER 31,       1998       DECEMBER 31,
                                                              (UNAUDITED)        1997       (UNAUDITED)        1997
                                                              ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                    613,633      1,154,944        506,074        958,023
  Net realized gain (loss)                                         56,045        410,064        125,262         81,483
  Net change in unrealized appreciation (depreciation)           (641,712)      (742,747)       106,805         96,828
                                                              -----------    -----------    -----------    -----------
  Net increase in net assets resulting from operations             27,966        822,261        738,141      1,136,334
                                                              -----------    -----------    -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                 3,314,534      9,286,451      3,137,597      2,725,843
  Withdrawals                                                  (2,220,982)    (6,560,662)      (532,532)    (2,127,372)
                                                              -----------    -----------    -----------    -----------
  Net increase from investors' transactions:                    1,093,552      2,725,789      2,605,065        598,471
                                                              -----------    -----------    -----------    -----------
TOTAL INCREASE IN NET ASSETS                                    1,121,518      3,548,050      3,343,206      1,734,805
NET ASSETS:
  Beginning of period                                          10,697,414      7,149,364     15,262,595     13,527,790
                                                              -----------    -----------    -----------    -----------
  End of period                                               $11,818,932    $10,697,414    $18,605,801    $15,262,595
                                                              ===========    ===========    ===========    ===========

------------------------------
(a) The Portfolio commenced operations on May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

  ---------------------------------------------------------
        GROWTH & INCOME                  BALANCED
           PORTFOLIO                     PORTFOLIO
  ---------------------------   ---------------------------
  FOR THE SIX                   FOR THE SIX
  MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
    JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
      1998       DECEMBER 31,       1998       DECEMBER 31,
  (UNAUDITED)        1997       (UNAUDITED)        1997
  ------------   ------------   ------------   ------------
      249,792        171,081         81,663        100,544
    1,698,243      4,825,120        174,104        965,160
      645,953       (380,944)       204,319       (175,493)
  -----------    -----------     ----------     ----------
    2,593,988      4,615,257        460,086        890,211
  -----------    -----------     ----------     ----------
   10,697,161      3,534,026      1,828,519      1,791,228
   (1,122,362)    (1,731,931)      (698,861)      (791,530)
  -----------    -----------     ----------     ----------
    9,574,799      1,802,095      1,129,658        999,698
  -----------    -----------     ----------     ----------
   12,168,787      6,417,352      1,589,744      1,889,909
   27,373,513     20,956,161      5,919,701      4,029,792
  -----------    -----------     ----------     ----------
  $39,542,300    $27,373,513     $7,509,445     $5,919,701
  ===========    ===========     ==========     ==========

-------------------
      VALUE PLUS
       PORTFOLIO
    ---------------
        FOR THE
    PERIOD ENDED(a)
       JUNE 30,
         1998
      (UNAUDITED)
    ---------------
           36,698
          (72,312)
         (273,503)
      -----------
         (309,117)
      -----------
       25,548,218
          (59,012)
      -----------
       25,489,206
      -----------
       25,180,089
               --
      -----------
      $25,180,089
      ===========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Ratios and Supplementary Data
--------------------------------------------------------------------------------

                                                               EMERGING GROWTH
                                                                  PORTFOLIO
                                 ---------------------------------------------------------------------------
                                 FOR THE SIX
                                 MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                   JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                     1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 (UNAUDITED)        1997           1996           1995            1994
                                 ------------   ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                           1.45% (c)        1.55%          1.61%          1.59%          2.56%(c)
 Net investment income (loss)     (0.30%)(c)      (0.33%)        (0.23%)        (0.12%)          5.51%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                     2.13% (c)        2.94%          2.94%          3.59%          7.35%(c)
Portfolio turnover                   33%             101%           117%           109%              150%

                                                             INTERNATIONAL EQUITY
                                                                   PORTFOLIO
                                  ---------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                    JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                      1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                  (UNAUDITED)        1997           1996           1995            1994
                                  ------------   ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                            1.55%(c)         1.66%         1.67%          1.65%          3.20% (c)
 Net investment income (loss)       0.84%(c)         0.14%         0.35%          0.09%         (1.68%)(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                      3.16%(c)         4.26%         3.12%          3.87%          4.62% (c)
Portfolio turnover                    55%             151%           86%            90%             7%

--------------------------------------------------------------------------------

                                                             INCOME OPPORTUNITY                                    BOND
                                                                  PORTFOLIO                                     PORTFOLIO
                                 ---------------------------------------------------------------------------   ------------
                                 FOR THE SIX                                                                   FOR THE SIX
                                 MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED
                                   JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,
                                     1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998
                                 (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)
                                 ------------   ------------   ------------   ------------   ---------------   ------------
Ratios to average net assets:
Expenses                            1.15%(c)        1.30%          1.31%          1.42%          2.20%(c)        0.85%(c)
 Net investment income (loss)      10.82%(c)       11.32%         11.31%         12.53%          8.09%(c)        6.18%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                      1.78%(c)        1.92%          2.74%          4.77%          7.48%(c)        1.36%(c)
Portfolio turnover                   184%            270%           222%           120%           144%             76%

                                                              BOND
                                                           PORTFOLIO
                                  ------------------------------------------------------------

                                    FOR THE        FOR THE        FOR THE          FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(A)
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      1997           1996           1995            1994
                                  ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                              0.85%         0.85%          1.02%           1.21%(c)
 Net investment income (loss)         6.35%         6.18%          6.66%           6.32%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                        1.49%         1.32%          1.40%           1.76%(c)
Portfolio turnover                      88%           64%            78%             11%

------------------------------

(a) The Portfolio commenced operations on October 3, 1994.

(b) The Portfolio commenced operations on May 1, 1998.

(c) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

                                  GROWTH & INCOME                                                  BALANCED
                                     PORTFOLIO                                                    PORTFOLIO
    ---------------------------------------------------------------------------   ------------------------------------------
    FOR THE SIX                                                                   FOR THE SIX
    MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED     FOR THE        FOR THE
      JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,      YEAR ENDED     YEAR ENDED
        1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998       DECEMBER 31,   DECEMBER 31,
    (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)        1997           1996
    ------------   ------------   ------------   ------------   ---------------   ------------   ------------   ------------
      1.23%(c)        1.25%          1.00%          1.23%          1.20%(c)         1.30%(c)        1.50%          1.51%
      1.55%(c)        0.72%          0.87%          0.91%          1.11%(c)         2.45%(c)        1.99%          2.06%
      1.27%(c)        1.49%          1.34%          1.53%          1.95%(c)         2.54%(c)        3.14%          3.38%
        31%            170%            92%           102%            10%              21%            120%            88%

                BALANCED
               PORTFOLIO
     ------------------------------

       FOR THE          FOR THE
      YEAR ENDED    PERIOD ENDED(a)
     DECEMBER 31,    DECEMBER 31,
         1995            1994
     ------------   ---------------
        1.51%          1.33%(c)
        2.29%          3.13%(c)
        4.39%          6.48%(c)
         121%             7%

---------------
  VALUE PLUS
   PORTFOLIO
---------------
    FOR THE
PERIOD ENDED(b)
   JUNE 30,
     1998
---------------
    0.85%(c)
    6.18%(c)
    1.36%(c)
       7%

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

     Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Portfolio Trust consists of nine subtrusts (each a "Portfolio"), each having distinct investment objectives and policies:
Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Value Plus Portfolio, Bond Portfolio II and Growth & Income II. Bond Portfolio II and Growth & Income II are included in a separate report.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Risks Associated with Foreign Investments. Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     c) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

     d) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     e) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 1998, the following Funds had the following open foreign currency contracts:

                                           CONTRACTS TO                                     UNREALIZED
FUND NAME                MATURITY DATE    DELIVER/RECEIVE    IN EXCHANGE FOR     VALUE      GAIN/LOSS
---------------------    -------------    ---------------    ---------------    --------    ----------
INTERNATIONAL EQUITY
  PORTFOLIO
Purchases                   7/31/98         $   165,791      FRF  1,000,225     $166,396     $   605
                             7/6/98              22,484      GBP     13,492       22,525          41
Sales                        7/2/98        GBP    3,051       $       5,065        5,094         (29)
                             7/6/98        GBP   52,404              87,325       87,485        (160)
                                                                                             -------
                                                                                             $   457
                                                                                             =======

BALANCED PORTFOLIO
Sales                       9/22/98        GBP   41,520       $      69,629     $ 69,009     $   620
                             9/9/98        SAR  805,000             152,606      135,750      16,856
                                                                                             -------
                                                                                             $17,476
                                                                                             =======

     FRF = French Franc, GBP = Great British Pound, SAR = South African Rand

     g) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     h) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Any amount received by the Portfolio from a corresponding Fund as a result of a redemption by Touchstone Advisors, Inc. of any of its organizational seed capital shares of the Fund will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Select Advisors Trust A or Select Advisors Trust C of all or a part of its organizational seed capital investment ("Initial Interest") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolio.

     i) Security Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisor. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 1998, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

                       EMERGING    INTERNATIONAL   GROWTH &                  INCOME
                        GROWTH        EQUITY        INCOME     BALANCED    OPPORTUNITY     BOND      VALUE PLUS
                       PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                       ---------   -------------   ---------   ---------   -----------   ---------   ----------
Rate                     0.80%         0.95%         0.80%       0.80%        0.65%        0.55%        0.75%

     Fort Washington Investment Advisors, Inc., an affiliate of the sponsor, is the sub-advisor for the Bond Portfolio and the Value Plus Portfolio.

     b) Trustees. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For the six months ended June 30, 1998 the Portfolio Trust incurred $6,377 in Trustee fees which was prorated to each Portfolio.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government and U.S. government agency obligations and excluding short-term investments) for June 30, 1998 were as follows:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Emerging Growth Portfolio                $ 6,787,139          $ 2,826,257
International Equity Portfolio             6,025,574            5,350,772
Growth & Income Portfolio                 19,952,697            9,768,699
Balanced Portfolio                         2,266,127            1,369,571
Income Opportunity Portfolio              21,390,311           20,251,912
Bond Portfolio                             7,515,854            7,108,097
Value Plus Portfolio                      27,144,919            1,660,470

     The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Balanced Portfolio                       $  328,844           $        0
Bond Portfolio                            7,428,520            4,811,395

4.  EXPENSE REIMBURSEMENTS

     For the six months ended June 30, 1998, the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                          AMOUNT OF
                                                        REIMBURSEMENT
                                                        -------------
Emerging Growth Portfolio                                  $30,861
International Equity Portfolio                              80,831
Growth & Income Portfolio                                    6,128
Balanced Portfolio                                          41,152
Income Opportunity Portfolio                                36,004
Bond Portfolio                                              41,992
Value Plus Portfolio                                        14,629

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1998, Bond Portfolio held restricted securities valued by the trustees of the Portfolio Trust at $832,191, representing 4.5% of net assets. Acquisition date and cost of each are as follows:

                                            ACQUISITION DATE      COST
                                            ----------------    --------
Mercantile Safe Deposit                         3/28/85         $ 77,992
Central America, Series F                        8/1/86          135,000
Central America, Series G                        8/1/86          135,000
Central America, Series H                        8/1/86          135,000
Republic of Honduras, Series C                   5/1/88          100,000
Republic of Honduras, Series D                   5/1/88          100,000

     Bond Portfolio received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Portfolio.

                          TOUCHSTONE

                       VARIABLE ANNUITY

                                          TOUCHSTONE
                                            SELECT
                                       VARIABLE ANNUITY



                           SELECT ADVISORS PORTFOLIOS


                         * Growth & Income Portfolio II
                         * Bond Portfolio II




                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

                      [This Page Intentionally Left Blank]

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--95.3%
         AEROSPACE & DEFENSE--2.5%
 8,300   Lockheed Martin.................  $   878,763
16,700   Rockwell International..........      802,644
                                           -----------
                                             1,681,407
                                           -----------
         AUTOMOTIVE--7.8%
25,300   Dana............................    1,353,550
36,400   Ford Motor......................    2,147,600
13,800   Goodyear Tire & Rubber..........      889,238
16,566   Meritor Automotive..............      397,584
10,200   Paccar..........................      532,950
                                           -----------
                                             5,320,922
                                           -----------
         BANKING--12.7%
    82   Associates First Capital........        6,304
13,424   Banc One........................      749,249
 4,900   Bankers Trust...................      568,706
24,000   Chase Manhattan.................    1,811,991
13,200   Firstar.........................      501,600
11,600   Fleet Financial Group...........      968,600
 6,600   J P Morgan......................      773,025
18,700   Key.............................      666,188
12,900   Nationsbank.....................      986,850
22,500   North Folk Bancorp..............      549,844
 6,640   Old Kent Financial..............      238,832
20,600   US Bancorp......................      885,800
                                           -----------
                                             8,706,989
                                           -----------
         BEVERAGES, FOOD & TOBACCO--5.0%
28,000   Heinz (H. J.)...................    1,571,500
21,500   Philip Morris...................      846,563
12,400   Unilever, ADR...................      978,825
                                           -----------
                                             3,396,888
                                           -----------
         CHEMICALS--7.1%
 5,300   Akzo, ADR.......................      587,638
 9,000   Betzdearborn....................      379,688
 6,800   Dow Chemical....................      657,475
 8,200   Eastman Chemical................      510,450
15,300   Imperial Chemical Industries,
           ADR...........................      986,850
27,600   Lyondell Petro Chemical.........      840,075
10,400   Olin............................      433,550
16,100   Witco...........................      470,925
                                           -----------
                                             4,866,651
                                           -----------
         COMMERCIAL SERVICES--5.8%
20,500   Browning-Ferris Industries......      712,375
24,300   Cinergy.........................      850,500
16,900   Duke Energy.....................    1,001,325
27,300   Pacificorp......................      617,663
21,500   Unicom..........................      753,844
                                           -----------
                                             3,935,707
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         COSMETICS & PERSONAL CARE--1.3%
11,700   Avon Products...................  $   906,750
                                           -----------
         ELECTRIC UTILITIES--2.3%
 8,900   CMS Energy......................      391,600
30,100   Southern........................      833,394
10,500   Wisconsin Energy................      318,938
                                           -----------
                                             1,543,932
                                           -----------
         ELECTRONICS--0.7%
 9,500   Thomas & Betts..................      467,875
                                           -----------
         FINANCIAL SERVICES--3.4%
 4,100   Federal National Mortgage
           Association...................      249,075
28,346   First Union.....................    1,651,155
17,500   Nationwide Health Properties....      417,813
                                           -----------
                                             2,318,043
                                           -----------
         FOREST PRODUCTS & PAPER--5.4%
 9,300   Boise Cascade...................      304,575
 9,500   Georgia-Pacific (Timber
           Group)........................      219,094
13,700   Georgia-Pacific.................      807,444
20,000   Mead............................      635,000
10,300   Temple-Inland...................      554,913
11,700   Westvaco........................      330,525
17,700   Weyerhauser.....................      817,519
                                           -----------
                                             3,669,070
                                           -----------
         HEAVY INDUSTRY--0.4%
 5,500   Caterpillar.....................      290,813
                                           -----------
         HOUSEHOLD PRODUCTS--1.4%
28,200   Corning.........................      979,950
                                           -----------
         INSURANCE--4.6%
10,900   Exel............................      848,156
12,200   Lincoln National................    1,114,775
 6,100   Mid Ocean.......................      478,850
14,800   Safeco..........................      672,475
                                           -----------
                                             3,114,256
                                           -----------
         METALS--2.2%
28,100   Allegheny Teledyne..............      642,788
19,800   Freeport McMoran Copper & Gold..      282,150
19,900   Oregon Steel Mills..............      370,638
 3,500   Phelps Dodge....................      200,156
                                           -----------
                                             1,495,732
                                           -----------
         OFFICE EQUIPMENT--2.5%
16,700   Xerox...........................    1,697,138
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         OIL & GAS--8.9%
 8,200   Atlantic Richfield..............  $   640,625
11,200   British Petroleum, ADR..........      988,400
15,700   Elf Aquitaine, ADR..............    1,114,700
18,700   Texaco..........................    1,116,156
11,800   Total S.A., ADR.................      771,425
27,100   Williams Companies..............      914,625
18,100   YPF Sociedad Anonima, ADR.......      544,131
                                           -----------
                                             6,090,062
                                           -----------
         PHARMACEUTICALS--5.5%
25,000   American Home Products..........    1,293,750
10,500   Bristol-Myers Squibb............    1,206,844
11,900   Smithkline Beecham, ADR.........      719,950
12,600   Zeneca Group, ADR...............      552,825
                                           -----------
                                             3,773,369
                                           -----------
         REAL ESTATE--0.4%
10,000   Arden Realty Group..............      258,750
                                           -----------
         RETAILERS--4.1%
14,200   J.C. Penney.....................    1,026,838
 6,100   May Department Stores...........      399,550
10,600   Rite Aid........................      398,163
15,700   Sears Roebuck...................      958,681
                                           -----------
                                             2,783,232
                                           -----------
         TELEPHONE SYSTEMS--9.1%
17,400   Alltel..........................      809,100
31,200   Bell Atlantic...................    1,423,500
14,400   Bellsouth.......................      966,600
25,300   Frontier........................      796,950
19,600   GTE.............................    1,090,250
15,600   Sprint..........................    1,099,800
                                           -----------
                                             6,186,200
                                           -----------
         TRANSPORTATION--2.2%
11,300   CSX.............................      514,150
20,800   General Dynamics................      967,200
                                           -----------
                                             1,481,350
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------

TOTAL COMMON STOCKS (COST $59,743,585)...  $64,965,086
                                           -----------
INVESTMENT TRUSTS--0.1%
   900   S&P 500 Depository Receipt......      101,981
                                           -----------
TOTAL INVESTMENT TRUSTS (COST
$101,615)................................      101,981
                                           -----------
      REAL ESTATE INVESTMENT TRUSTS--2.6%
         FINANCIAL SERVICES--1.7%
 5,600   Equity Residential Properties
           Trust.........................      265,650
 8,300   Meditrust.......................      231,881
24,000   Security Capital Industrial
           Trust.........................      600,000
                                           -----------
                                             1,097,531
                                           -----------
         REAL ESTATE--0.9%
 6,800   Boston Properties...............      234,600
14,300   Equity Office Properties........      405,763
                                           -----------
                                               640,363
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST
$1,802,663)..............................    1,737,894
                                           -----------
TOTAL INVESTMENTS AT VALUE--98.0%
(COST $61,647,863)(a)....................   66,804,961
CASH AND OTHER ASSETS
  NET OF LIABILITIES--2.0%...............    1,346,173
                                           -----------
                       NET ASSETS--100.0%  $68,151,134
                                           ===========

------------------------------

NOTES TO THE SCHEDULE OF INVESTMENTS:

  (a) The aggregate identified cost for federal income tax purposes is $61,647,863, resulting in gross unrealized appreciation and depreciation of $7,736,983 and $2,579,885, respectively, and net unrealized appreciation of $5,157,098.

ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED--4.5%
$  900,000   Chemical Credit Card Master
               Trust, 5.98%, 9/15/08.....  $   906,336
   247,218   Navistar Financial, 6.35%,
               11/15/02..................      248,281
   250,000   World Omni Auto Lease,
               6.18%, 11/25/03...........      250,425
                                           -----------
                                             1,405,042
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,336,226)..............................    1,405,042
                                           -----------
CORPORATE BONDS--32.7%
             AUTOMOTIVE--0.7%
   200,000   Ford Motor, 6.75%,
               05/15/05..................      206,525
                                           -----------
             BANKING--3.8%
   500,000   Bank of New York, 8.50%,
               12/15/04..................      561,800
   500,000   Credit Suisse, 7.90%,
               05/01/07..................      534,592
    78,063   Mercantile Safe Deposit+,
               12.125%, 01/02/01.........       80,644
                                           -----------
                                             1,177,036
                                           -----------
             COMMERCIAL SERVICES--3.3%
 1,000,000   PSE&G Capital, 6.74%,
               10/23/01..................    1,013,300
                                           -----------
             COMMUNICATIONS--1.6%
   500,000   Harris Corporation, 6.65%,
               08/01/06..................      513,742
                                           -----------
             ELECTRIC UTILITIES--8.0%
   500,000   AES, 8.50%, 11/01/07........      505,000
 1,000,000   Consumers Energy, 6.50%,
               06/15/18..................      993,130
 1,000,000   Niagra Mohawk Power, 7.125%,
               07/01/01..................      998,750
                                           -----------
                                             2,496,880
                                           -----------
             FINANCIAL SERVICES--4.6%
   350,000   First Union, 6.55%,
               10/15/35..................      362,005
 1,000,000   Safeco Capital, 8.072%,
               07/15/37..................    1,069,251
                                           -----------
                                             1,431,256
                                           -----------
             FOREST PRODUCTS &
               PAPER--2.0%
   250,000   Georgia Pacific, 9.50%,
               05/15/22..................      283,472
   350,000   Sweetheart Cup, 9.625%,
               09/01/00..................      346,500
                                           -----------
                                               629,972
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HEALTH CARE PROVIDERS--2.6%
$  850,000   Columbia/HCA Health, 6.73%,
               07/15/45..................  $   810,302
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING--0.9%
   250,000   News America Holdings,
               10.125%, 10/15/12.........      293,564
                                           -----------
             TELEPHONE SYSTEMS--3.5%
 1,000,000   Worldcom, 8.875%, 01/15/06..    1,082,500
                                           -----------
             TRANSPORTATION--1.7%
   500,000   CSX, 7.45%, 05/01/07........      536,637
                                           -----------
TOTAL CORPORATE BONDS (COST
$9,991,547)..............................   10,191,714
                                           -----------
CONVERTIBLE CORPORATE BONDS--2.0%
             HEALTH CARE PROVIDERS--2.0%
   750,000   Tenet Healthcare, 6.00%,
               12/01/05..................      639,375
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$641,570)................................      639,375
                                           -----------
MORTGAGE BACKED SECURITIES--26.5%
   137,925   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....      137,328
   379,582   Federal Government Loan
               Mortgage Corporation,
               7.00%, 12/01/25...........      385,370
   388,256   Federal Government Loan
               Mortgage Corporation,
               7.00%, 10/01/25...........      394,176
 2,000,000   Federal Home Loan Bank,
               5.625%, 03/19/01..........    1,998,096
 2,000,000   Federal National Mortgage
               Association, 5.75%,
               02/15/08..................    1,997,276
 1,250,000   Federal National Mortgage
               Association, 5.75%,
               04/15/03..................    1,253,349
     8,633   Government National Mortgage
               Association, 7.50%,
               07/15/23..................        8,867
   577,390   Government National Mortgage
               Association, 7.50%,
               12/15/25..................      593,089

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$  464,072   Government National Mortgage
               Association, 7.00%,
               02/15/09..................  $   475,377
   986,633   Government National Mortgage
               Association, 7.50%,
               12/15/27..................    1,013,458
                                           -----------
                                             8,256,386
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$8,154,830)..............................    8,256,386
                                           -----------
U.S. TREASURY OBLIGATIONS--14.0%
$1,000,000   U.S. Treasury Bonds, 6.375%,
               08/15/27..................    1,098,437
   750,000   U.S. Treasury Bonds, 6.50%,
               05/31/02..................      774,844
   425,000   U.S. Treasury Notes, 6.125%,
               12/31/01..................      432,570
 1,000,000   U.S. Treasury Notes, 5.375%,
               01/31/00..................      997,500
 1,000,000   U.S. Treasury Notes, 6.125%,
               11/15/27..................    1,071,562
                                           -----------
                                             4,374,913
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$4,281,784)                                  4,374,913
                                           -----------
YANKEE BONDS--2.1%
             CANADA--2.1%
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      667,038
                                           -----------
TOTAL YANKEE BONDS (COST $586,248).......      667,038
                                           -----------
AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS--2.4%+
             CENTRAL AMERICA--1.5%
   135,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................      158,525
   135,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      158,525
   135,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      158,525
                                           -----------
                                               475,575
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HONDURAS--0.9%
$  100,000   Republic of Honduras
               International Development,
               Series D, 13.00%,
               06/01/11..................  $   146,576
   100,000   Republic of Honduras
               International Development,
               Series C, 13.00%,
               06/01/06..................      129,395
                                           -----------
                                               275,971
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $605,000)              751,546
                                           -----------
PREFERRED STOCKS--5.6%
             COMMERCIAL SERVICES--2.6%
$   16,800   Columbus Southern Power.....      428,400
    15,400   Virginia Power Capital......      394,625
                                           -----------
                                               823,025
                                           -----------
             INDUSTRIAL--0.5%
     6,000   Appalachian Power...........      153,750
                                           -----------
             OIL & GAS--2.5%
    29,900   Transcanada Pipelines.......      781,138
                                           -----------
TOTAL PREFERRED STOCKS (COST
$1,748,786)..............................   $1,757,913
                                           -----------
TOTAL INVESTMENTS AT VALUE--89.8% (COST
$27,345,991) (a).........................   28,043,927
CASH AND OTHER ASSETS NET OF
LIABILITIES--10.2%.......................    3,184,397
                                           -----------
NET ASSETS--100.0%.......................  $31,228,324
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

  + Restricted and Board valued security (Note 5).

(a) The aggregate identified cost for federal income tax purposes is $27,345,991, resulting in gross unrealized appreciation and depreciation of $719,323 and $21,387, respectively, and net unrealized appreciation of $697,936.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
ASSETS:
Investments, at value (Note 1) (a)                            $66,804,961          $28,043,927
Cash                                                            1,402,543            2,832,443
Receivables for:
  Securities sold                                                  24,581                1,060
  Dividends                                                       148,493               32,175
  Interest                                                          5,154              391,952
  Receivable from Sponsor (Note 3)                                     --               21,195
Deferred organization expenses (Note 1)                            10,774               10,774
                                                              -----------          -----------
  Total assets                                                 68,396,506           31,333,526
                                                              -----------          -----------
LIABILITIES:
Payable for securities purchased                                    6,312               66,211
Payable to Sponsor (Note 3)                                       187,495                   --
Other accrued expenses                                             51,565               38,991
                                                              -----------          -----------
  Total liabilities                                               245,372              105,202
                                                              -----------          -----------
NET ASSETS:
Applicable to investors' beneficial interests                 $68,151,134          $31,228,324
                                                              ===========          ===========
(a) Cost of investments                                       $61,647,863          $27,345,991
                                                              ===========          ===========

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                    $    30,277          $    868,679
  Dividends                                                       764,100                57,794
                                                              -----------          ------------
Total investment income                                           794,377               926,473
                                                              -----------          ------------
EXPENSES:
  Investment advisory fees (Note 2)                               230,315                74,470
  Custody, Administration and fund accounting fees                 60,619                53,781
  Sponsor fee (Note 2)                                             57,577                27,080
  Printing                                                         24,795                14,876
  Auditing fees                                                     7,537                 7,537
  Legal fees                                                        3,968                 2,479
  Amortization of organization expenses (Note 1)                    4,038                 4,038
  Trustee fees (Note 2)                                             2,512                 1,209
  Miscellaneous fees                                                3,968                 2,728
                                                              -----------          ------------
    Total expenses                                                395,329               188,198
    Waiver of Sponsor fee (Note 2)                                (57,577)              (27,080)
    Reimbursement from Advisor (Note 3)                           (93,042)              (59,568)
                                                              -----------          ------------
    Net expenses                                                  244,710               101,550
                                                              -----------          ------------
NET INVESTMENT INCOME                                             549,667               824,923
                                                              -----------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                              1,855,869               237,121
  Net change in unrealized appreciation (depreciation)          2,316,671               117,520
                                                              -----------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                        4,172,540               354,641
                                                              -----------          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 4,722,207          $  1,179,564
                                                              ===========          ============

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           GROWTH & INCOME                       BOND
                                                             PORTFOLIO II                    PORTFOLIO II
                                                     ----------------------------    ----------------------------
                                                     FOR THE SIX                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE       MONTHS ENDED      FOR THE
                                                       JUNE 30,       YEAR ENDED       JUNE 30,       YEAR ENDED
                                                         1998        DECEMBER 31,        1998        DECEMBER 31,
                                                     (UNAUDITED)         1997        (UNAUDITED)         1997
                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income                              $   549,667     $   413,468     $   824,923     $   810,228
  Net realized gain on investments                     1,855,869       5,279,721         237,121          52,355
  Net change in unrealized appreciation
    (depreciation) on investments                      2,316,671         455,947         117,520        (481,003)
                                                     -----------     -----------     -----------     -----------
  Net increase in net assets resulting from
    operations                                         4,722,207       6,149,136       1,179,564         381,580
                                                     -----------     -----------     -----------     -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                       18,809,370      21,726,669       6,900,040       2,347,375
  Withdrawals                                         (1,943,425)     (3,283,783)     (1,535,654)        (54,047)
                                                     -----------     -----------     -----------     -----------
  Net increase (decrease) from investors'
    transactions                                      16,865,945      18,442,886       5,364,386       2,293,328
                                                     -----------     -----------     -----------     -----------
TOTAL CHANGES IN NET ASSETS                           21,588,152      24,592,022       6,543,950       2,674,908
NET ASSETS
  Beginning of period                                 46,562,982      21,970,960      24,684,374      12,304,490
                                                     -----------     -----------     -----------     -----------
  End of period                                      $68,151,134     $46,562,982     $31,228,324     $24,684,374
                                                     ===========     ===========     ===========     ===========

Supplementary Data
--------------------------------------------------------------------------------

                                                     GROWTH & INCOME                                            BOND
                                                      PORTFOLIO II                                          PORTFOLIO II
                       ---------------------------------------------------------------------------   ---------------------------
                         FOR THE                                                                     FOR THE SIX
                       MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED     FOR THE
                         JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,      YEAR ENDED
                           1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998       DECEMBER 31,
                       (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)        1997
                       ------------   ------------   ------------   ------------   ---------------   ------------   ------------
RATIOS TO AVERAGE NET
 ASSETS (b):
 Expenses                  0.85%          0.85%          0.85%          0.85%            0.85%           0.75%          0.75%
 Net investment
   income                  1.91%          1.28%          1.07%          1.27%            2.06%           6.09%          6.28%
 Expenses, without
   waiver and
   reimbursement           1.37%          1.64%          1.74%          1.77%            2.94%           1.39%          1.69%
Portfolio turnover           28%           153%            82%            96%               0%             91%            79%

                                           BOND
                                       PORTFOLIO II
                       ---------------------------------------------

                         FOR THE        FOR THE          FOR THE
                        YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                           1996           1995            1994
                       ------------   ------------   ---------------
RATIOS TO AVERAGE NET
 ASSETS (b):
 Expenses                  0.75%          0.75%            0.75%
 Net investment
   income                  6.18%          6.91%            6.76%
 Expenses, without
   waiver and
   reimbursement           1.76%          1.58%            2.67%
Portfolio turnover           79%            80%               0%

------------------------------

(a) The Portfolio commenced operations on November 21, 1994.

(b) Ratios are annualized. Portfolio turnover is not annualized.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a New York master trust fund on February 7, 1994. There are nine subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Value Plus Portfolio, Growth & Income Portfolio II, and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

     As of June 30, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the interest in the Growth & Income Portfolio II and Bond Portfolio II.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Risks Associated with Foreign Investments. Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     c) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     d) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     e) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

     g) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     h) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any withdrawal by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital investment ("Initial Interests") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Interests in the Portfolio withdrawn to the amount of the Interests in the Portfolio then outstanding after taking into account any prior withdrawals of the Initial Interests in the Portfolio.

     i) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. The Sponsor receives a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     (b) Investment Advisor. The Portfolio Trust also has an investment advisory agreement with Touchstone Advisors, Inc. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. Investment advisory fees for Growth & Income Portfolio II and Bond Portfolio II is equal on an annual basis to .80% and .55%, respectively, of average daily net assets.

     Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Bond Portfolio II.

     (c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust. For the period ended June 30, 1998, the Growth & Income Portfolio II incurred $2,512 in Trustee Fees and the Bond Portfolio II incurred $1,209 in Trustee Fees.

3.  EXPENSE REIMBURSEMENT

     The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively. The sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1998. For the period ended June 30, 1998, the sponsor reimbursed $93,042 and $59,568 to the Growth & Income Portfolio II and Bond Portfolio II, respectively.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the period ended June 30, 1998, the cost of investment securities purchased was $33,690,587 and $15,424,519, and the proceeds from sales of investment securities sold were $16,076,070 and $12,916,896, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and US government agency obligations and short-term investments. Purchases and sales of U.S. government obligations were $12,904,129 and $10,125,934, respectively, for Bond Portfolio II.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1998, Bond Portfolio II held restricted securities valued at $832,191 by the Trustees, representing 2.66% of net assets. Acquisition date and cost of each are as follows:

                                                   ACQUISITION DATE      COST
                                                   ----------------    --------
Mercantile Safe Deposit..........................      3/28/85         $ 77,992
Central America, Series F........................       8/1/86          135,000
Central America, Series G........................       8/1/86          135,000
Central America, Series H........................       8/1/86          135,000
Republic of Honduras, Series C...................       5/1/88          100,000
Republic of Honduras, Series D...................       5/1/88          100,000

     Bond Portfolio II received these securities from The Western and Southern Life Insurance Company Separate Account A on November 21, 1994, in exchange for a proportionate interest in the Portfolio.

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                                  Distributor
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (press 3)


                          Investment Advisor & Sponsor
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202


                        Variable Annuity Service Center
                   Touchstone Variable Annuity Service Center
                                 P.O. Box 2850
                          Cincinnati, Ohio 45201-2850
                            (800) 669-2796 (press 2)


                                   Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-9130


                            Independent Accountants
                        Price Waterhouse Coopers, L.L.P.
                            One International Place
                          Boston, Massachusetts 02110


                                 Legal Counsel
                                 Frost & Jacobs
                                2500 PNC Center
                             201 East Fifth Street
                             Cincinnati, Ohio 45202



                                   TOUCHSTONE
              The Mark of Excellence in Investment Management(SM)


Form 7141-9806